Elizabeth L. Gioia Vice President, Corporate Counsel
The Prudential Insurance Company of America 751 Broad Street, Newark, NJ 07102-3777 Tel 203 402-1624 Elizabeth.gioia@prudential.com
December 28, 2022

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Pruco Life Insurance Company of New Jersey
    Pruco Life Insurance Company of New Jersey Flexible Premium Variable Annuity Account
    Definitive Filings Pursuant to Rule 497(j)
    Investment Company Act No. 811-07975
    Registration Nos.:

333-131035
333-162678
333-184891

Dear Sir/Madam:
In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:
1.With respect to the Prospectus Supplement(s) included in each of the above-referenced Registration Statements, the form of Prospectus Supplement(s) that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933 would not have differed from that contained in the most recent post-effective amendment to the Registration Statements and
2.The text of the most recent post-effective amendments has been filed with the Commission electronically.

Very truly yours,

/s/Elizabeth L. Gioia
Elizabeth L. Gioia
Vice President, Corporate Counsel